Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial assets [line items]
Dividend income	€ 533	€ 370	[1]	€ 384
Financial assets held for trading, category
Disclosure of financial assets [line items]
Dividend income	388	241		234
Non-trading financial assets mandatory at fair value through profit or loss
Disclosure of financial assets [line items]
Dividend income	34	23
Financial assets available for sale, category
Disclosure of financial assets [line items]
Dividend income				€ 150
Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Dividend income	€ 111	€ 106

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).